Equity - Share capital transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Line Items]
Purchase of treasury shares	€ 130	€ 621	€ 514
Reduction of treasury shares	3,809,675
Cancellation of treasury shares	€ 152	€ 1,500
Treasury shares transactions [Member]
Equity [Line Items]
Shares in treasury, at the start of the period	491,464	4,140,000
Shares acquired	3,318,211	34,892,820	23,767,778
Average market price	€ 39.21	€ 34.29	€ 32.58
Purchase of treasury shares	€ 130	€ 1,196	€ 774
Reduction of treasury shares	3,809,675	38,541,356	24,246,711
Cancellation of treasury shares	€ 152	€ 1,316	€ 783
Total cost		€ 22	€ 141
Shares in treasury, at the end of the period		491,464	4,140,000